Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Tax losses for which deferred tax assets recognized	$ 102.5	$ 64.5
Unused tax losses for which no deferred tax asset recognized	$ 15.6	$ 15.1